Consolidated Statements of Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Cost of product	$ 336,079	[1],[2]	$ 327,371	[1],[2]	$ 246,476	[1],[2]
Operation and maintenance	140,106	[1],[2]	126,464	[1],[2]	103,887	[1],[2]
General and administrative	99,212	[1],[2]	40,564	[1],[2]	29,970	[1],[2]
Interest expense	42,060	[1],[3]	30,345	[1],[3]	18,794	[1],[3]
Affiliated Entity Member
Cost of product	145,250	[4]	83,722	[4]	95,667	[4]
Operation and maintenance	51,237	[5]	51,339	[5]	46,379	[5]
General and administrative	92,847	[6]	33,305	[6]	24,137	[6]
Interest expense	$ 2,766	[7]	$ 4,935	[7]	$ 6,924	[7]

[1]	Financial information has been recast to include the financial position and results attributable to the Non-Operated Marcellus Interest. See Note 2.
[2]	Cost of product includes product purchases from Anadarko (as defined in Note 1) of $145.3 million, $83.7 million and $95.7 million for the years ended December 31, 2012, 2011 and 2010, respectively. Operation and maintenance includes charges from Anadarko of $51.2 million, $51.3 million and $46.4 million for the years ended December 31, 2012, 2011 and 2010, respectively. General and administrative includes charges from Anadarko of $92.8 million, $33.3 million and $24.1 million for the years ended December 31, 2012, 2011 and 2010, respectively. See Note 5.
[3]	Includes affiliate (as defined in Note 1) interest expense of $2.8 million, $4.9 million and $6.9 million for the years ended December 31, 2012, 2011 and 2010, respectively. See Note 10.
[4]	Represents amounts recognized under gathering, treating or processing agreements, and purchase and sale agreements.
[5]	Represents expenses incurred during periods including and subsequent to the date of the acquisition of the Partnership assets, as well as expenses incurred by Anadarko on a historical basis related to the Partnership assets prior to the acquisition of such assets by the Partnership.
[6]	Represents general and administrative expense incurred during periods including and subsequent to the date of the Partnership’s acquisition of the Partnership assets, as well as a management services fee for reimbursement of expenses incurred by Anadarko for periods prior to the acquisition of the Partnership assets by the Partnership. These amounts include equity-based compensation expense allocated to the Partnership by Anadarko (see Anadarko Incentive Plans and Incentive Plan within this Note 5).
[7]	Represents interest expense recognized on the note payable to Anadarko (see Note 10) and interest imputed on the reimbursement payable to Anadarko for certain expenditures Anadarko incurred in 2011 related to the construction of the Brasada and Lancaster plants. During 2012, the Partnership repaid the note payable to Anadarko and the reimbursement payable to Anadarko related to the construction of the Brasada and Lancaster plants. See Note receivable from and amounts payable to Anadarko within this Note 5.